OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses	$ 4,000	$ 5,689
Other Liabilities	1,804	2,403
Deferred Revenues	2,757	140
Total	$ 8,561	$ 8,232